Noncontrolling Interests Subject to Put Provisions	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

12. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of December 31, 2012 and December 31, 2011 the Company's potential obligations under these put options were $523,260 and $410,491, respectively, of which, at December 31, 2012, $228,408 were exercisable. In the last three fiscal years ending December 31, 2012, two such put provisions have been exercised for a total consideration of $3,185.

Following is a roll forward of noncontrolling interests subject to put provisions for the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010

Beginning balance as of January 1,	$410,491	$279,709	$231,303
Contributions to noncontrolling interests	(114,536)	(43,104)	(38,964)
Purchase/ sale of noncontrolling interests	134,643	37,786	28,969
Contributions from noncontrolling interests	16,565	7,222	5,289
Changes in fair value of noncontrolling interests	(18,880)	86,233	24,222
Net income	94,718	42,857	28,839
Other comprehensive income (loss)	259	(212)	51
Ending balance as of December 31,	$523,260	$410,491	$279,709

	2012	2011	2010

Beginning balance as of January 1,	$410,491	$279,709	$231,303
Contributions to noncontrolling interests	(114,536)	(43,104)	(38,964)
Purchase/ sale of noncontrolling interests	134,643	37,786	28,969
Contributions from noncontrolling interests	16,565	7,222	5,289
Changes in fair value of noncontrolling interests	(18,880)	86,233	24,222
Net income	94,718	42,857	28,839
Other comprehensive income (loss)	259	(212)	51
Ending balance as of December 31,	$523,260	$410,491	$279,709